Consolidated Statements Of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net earnings (loss)	€ 316,164	€ 242,523	€ (68,273)
Other comprehensive income (loss):
Foreign currency translation effect	18,062	41,309	(4,939)
Unrealized gains (losses) on derivative instruments, net of tax	(13)	136	(170)
Reclassification transition obligation into retained earnings			877
Amortization unrecognized actuarial results			26
Result on curtailment and settlement unrecognized pension obligations			852
Actuarial loss	1,139	(87)	(370)
Total other comprehensive income (loss)	19,188	41,358	(3,724)
Comprehensive income (loss)	335,352	283,881	(71,997)
Allocation of comprehensive income (loss):
Common shareholders	200,858	141,154	(108,184)
Preferred shareholders			5
Non-controlling interest	€ 134,494	€ 142,727	€ 36,182